Virtus Asset Trust (CIK 0001018593)

This submission is being made solely to obtain identifiers for shares of the following Series and Classes which are being registered.

•	Virtus Ceredex Large-Cap Value Equity Fund	Classes A, C, I, IS, T

•	Virtus Ceredex Mid-Cap Value Equity Fund	Classes A, C, I, IS, T

•	Virtus Ceredex Small-Cap Value Equity Fund	Classes A, C, I, T

•	Virtus Silvant Large-Cap Growth Stock Fund	Classes A, C, I, IS, T

•	Virtus Silvant Small-Cap Growth Stock Fund	Classes A, C, I, IS, T

•	Virtus ZCI Innovative Growth Stock Fund	Classes A, I, T

•	Virtus WCM International Equity Fund	Classes A, I, IS, T

•	Virtus Conservative Allocation Strategy Fund	Classes A, C, I, T

•	Virtus Growth Allocation Strategy Fund	Classes A, C, I, T

•	Virtus Seix Core Bond Fund	Classes A, R, I, IS, T

•	Virtus Seix Corporate Bond Fund	Classes A, C, I, T

•	Virtus Seix Total Return Bond Fund	Classes A, R, I, IS, T

•	Virtus Seix U.S. Mortgage Fund	Classes A, C, I, T

•	Virtus Seix Limited Duration Fund	Class I

•	Virtus Seix Short-Term Bond Fund	Classes A, C, I, T

•	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	Classes I, IS, T

•	Virtus Seix Ultra-Short Bond Fund	Classes I, T

•	Virtus Seix Floating Rate High Income Fund	Classes A, C, I, IS, T

•	Virtus Seix High Income Fund	Classes A, R, I, IS, T

•	Virtus Seix High Yield Fund	Classes A, R, I, IS, T

•	Virtus Seix Georgia Tax-Exempt Bond Fund	Classes A, I, T

•	Virtus Seix High Grade Municipal Bond Fund	Classes A, I, T

•	Virtus Seix Investment Grade Tax-Exempt Bond Fund	Classes A, I, T

•	Virtus Seix North Carolina Tax-Exempt Bond Fund	Classes A, I, T

•	Virtus Seix Short-Term Municipal Bond Fund	Classes A, I, T

•	Virtus Seix Virginia Intermediate Municipal Bond Fund	Classes A, I, T

Any questions on this submission should be directed to Jennifer Fromm of Virtus Mutual Funds, telephone number 860-263-4790.